Bridge Loan Payable, Net (Details) - USD ($)								1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 05, 2026	Jul. 24, 2026	Feb. 18, 2026	Dec. 11, 2025	Oct. 28, 2024	Nov. 17, 2023	May 23, 2023	Aug. 10, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 15, 2026	Mar. 15, 2026	Feb. 15, 2026	Jan. 31, 2026	Apr. 30, 2025	Nov. 18, 2024
Bridge Loan Payable, Net [Line Items]
Principal amount										$ 1,414,070	$ 1,414,070
Discount issued										195,609	195,609
Purchase price			$ 9,000,000			$ 7,000,000
Cash payments										$ 39,221	$ 39,221		$ 109,091	$ 2,658,182
Common stock shares issued (in Shares)										13,680,790	13,680,790		13,677,323
Issuance of shares (in Shares)							5,000						100,000
Debt issuance costs											$ 44,000
Issuance of debt discount													$ 213,000
Amortization of debt issuance costs													54,186
Bridge Loan [Member]
Bridge Loan Payable, Net [Line Items]
Principal amount													375,000
Debt issuance costs													18,846
Issuance of debt discount													$ 163,218
Unsecured Bridge Note [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date				Apr. 15, 2026
Principal amount				$ 375,000
Discount issued				75,000
Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Trading days													5 years
Common stock shares issued (in Shares)																		1,268,672	429,181	42,381
Issuance of shares (in Shares)					206,033									145,153
Subsequent Event [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date		Jul. 29, 2026
Issuance of shares (in Shares)	673,480	360,000						2,375,000
Subsequent Event [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Issuance of shares (in Shares)									360,000
Allen [Member]
Bridge Loan Payable, Net [Line Items]
Purchase price				$ 300,000
Common stock shares issued (in Shares)													100,000
Allen [Member] | Forecast [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments															$ 125,000
Allen [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price													50.00%
Allen [Member] | Subsequent Event [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments																$ 125,000	$ 125,000
Securities Purchase Agreement [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price											80.00%
Issuance of shares (in Shares)											100,000
Issuance of debt discount										213,000	$ 213,000
Amortization of debt issuance costs										$ 9,200	177,659
Securities Purchase Agreement [Member] | Bridge Loan [Member]
Bridge Loan Payable, Net [Line Items]
Debt issuance costs											$ 18,846
Securities Purchase Agreement [Member] | Unsecured Bridge Note [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date				Apr. 15, 2026
Principal amount				$ 375,000
Discount issued				75,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Trading days											5 days
Securities Purchase Agreement [Member] | Allen [Member]
Bridge Loan Payable, Net [Line Items]
Purchase price				$ 300,000
Cash payments															$ 125,000	$ 125,000	$ 125,000
Common stock shares issued (in Shares)										100,000	100,000
Securities Purchase Agreement [Member] | Allen [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price											50.00%
Minimum [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price													80.00%